Property, plant and equipment (Details) - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Property Plant And Equipment Text Block Abstract
Asset held for sale		R$ 356
Capitalized borrowing costs	R$ 617	R$ 19
Borrowing costs eligible for capitalization rate	110.77%	130.76%
Cost of goods and services sold	R$ 51	R$ 38